Basic and Diluted Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Basic and Diluted Net Loss Per Share
Schedule of basic and diluted net loss per share calculated in accordance with ASC 260

	For the years ended
	December 31,
	2018	2019	2020
Net loss per ordinary share - basic:
Numerator (RMB’000):
Net income/(loss) attributable to 36Kr Holdings Inc.	40,518	(25,911)	(279,342)
Accretion on redeemable non‑controlling interests to redemption value	(1,025)	(1,808)	—
Accretion of convertible redeemable preferred shares to redemption value	(120,060)	(449,130)	—
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares	—	(26,787)	—
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares	—	(309,984)	—
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares	—	(36,977)	—
Net loss/(income) attributable to non-controlling interests	—	156	(889)
Net loss attributable to ordinary shareholders of 36Kr Holdings Inc.- basic	(80,567)	(850,441)	(280,231)
Denominator:
Weighted average number of ordinary shares outstanding	292,731,461	368,159,249	1,019,316,944
Denominator used in computing net loss per share - basic	292,731,461	368,159,249	1,019,316,944
Net loss per ordinary share: - basic (RMB)	(0.275)	(2.310)	(0.275)
Net loss per ordinary share – diluted:
Numerator (RMB’000):
Net loss attributable to ordinary shareholders of 36Kr Holdings Inc.- basic	(80,567)	(850,441)	(280,231)
Net loss attributable to ordinary shareholders - diluted	(80,567)	(850,441)	(280,231)
Denominator:
Denominator used in computing net loss per share - basic	292,731,461	368,159,249	1,019,316,944
Denominator used in computing net loss per share - diluted	292,731,461	368,159,249	1,019,316,944
Net loss per ordinary share - diluted (RMB)	(0.275)	(2.310)	(0.275)

Schedule of ordinary shares equivalents that were excluded from the computation to eliminate any antidilutive effect

	For the years ended
	December 31,
	2018	2019	2020
Preferred Shares	544,794,837	518,830,264	—
Share‑based awards	49,964,670	30,484,784	—
Total	594,759,507	549,315,048	—